UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22562

 NAME OF REGISTRANT:                     Barings Global Short Duration
                                         High Yield Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 South Tryon Street
                                         Suite 2500
                                         Charlotte, NC 28202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Corporation Service Company (CSC)
                                         251 Little Falls Drive
                                         Wilmington, DE 19808
                                         United States

 REGISTRANT'S TELEPHONE NUMBER:          704-805-7200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Barings Global Short Duration High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 NIDDA HEALTHCARE HOLDING GMBH                                                               Agenda Number:  716722562
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5S1LAAE7
    Meeting Type:  OGM
    Meeting Date:  06-Mar-2023
          Ticker:
            ISIN:  XS2550063478
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATIONAL                 Non-Voting
       MEETING, AS THERE ARE NO PROPOSALS TO BE
       VOTED ON. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY REQUEST AN
       ENTRANCE CARD. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 NIDDA HEALTHCARE HOLDING GMBH                                                               Agenda Number:  717221458
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5S1LAAE7
    Meeting Type:  AGM
    Meeting Date:  17-May-2023
          Ticker:
            ISIN:  XS2550063478
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION                   Non-Voting
       MEETING. THERE ARE CURRENTLY NO PUBLISHED
       AGENDA ITEMS, SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN
       ENTRANCE CARD BY CONTACTING YOUR CLIENT
       REPRESENTATIVE. THANK YOU



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Barings Global Short Duration High Yield Fund
By (Signature)       /s/ Sean Feeley
Name                 Sean Feeley
Title                President
Date                 08/16/2023